Fees Summary	Apr. 14, 2025 USD ($)
Fees Summary [Line Items]
Total Offering	$ 2,648,000
Previously Paid Amount	0.00
Total Fee Amount	405.41
Total Offset Amount	0.00
Net Fee	405.41
Narrative - Max Aggregate Offering Price	$ 2,648,000
Final Prospectus	true